UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-04024

Exact name of registrant as specified in charter:	Prudential Investment Portfolios 6

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	8/31/2015

Date of reporting period:	5/31/2015

Item 1.	Schedule of Investments

Prudential California Muni Income Fund

Schedule of Investments

as of May 31, 2015 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS — 99.2%
MUNICIPAL BONDS
Abag Fin. Auth. For Nonprofit Corp. Rev., Episcopal Senior Communities, Rfdg.	6.125%	07/01/41	475	$536,437
Abag Fin. Auth. For Nonprofit Corp. Rev., Sharp Healthcare	6.250%	08/01/39	1,000	1,172,780
Abag Fin. Auth. For Nonprofit Corp. Rev., Sharp Healthcare, Ser. A	5.000%	08/01/43	2,000	2,208,540
Anaheim Calif. Pub. Fin. Auth. Rev., Ser. A, Rfdg.	5.000%	05/01/39	1,000	1,120,590
California Cnty. Tob. Securitization Agy., Rev., Tob. Conv. Bonds, LA Cnty. (Converted to Fixed on 12/01/10)	5.250%	06/01/21	1,470	1,478,717
California Cnty. Tob. Securitization Corp., Rev., Tob. Conv. Bonds, Ser. B (Converted to Fixed on 12/01/08)	5.100%	06/01/28	1,035	1,008,235
California Edl. Facs. Auth. Rev., Loyola Marymount Univ., Ser. A	5.125%	10/01/40	1,000	1,101,890
California Hlth. Facs. Fing. Auth. Rev., El Camino Hosp., Ser. A, Rfdg.	5.000%	02/01/40	500	552,420
California Hlth. Facs. Fing. Auth. Rev., Episcopal Home, Ser. B, Rfdg. (Pre-refunded date 02/01/20)(a)	6.000%	02/01/32	1,000	1,214,380
California Hlth. Facs. Fing. Auth. Rev., Lucile Salter Packard Childrens Hosp., Ser. A	5.000%	08/15/43	1,000	1,115,520
California Hlth. Facs. Fing. Auth. Rev., Providence Hlth., Ser. B	5.500%	10/01/39	1,500	1,716,435
California Hlth. Facs. Fing. Auth. Rev., Providence Hlth., Ser. C (Pre-refunded date 10/01/18)(a)	6.500%	10/01/38	20	23,570
California Hlth. Facs. Fing. Auth. Rev., Providence Hlth., Ser. C, Unrefunded Balance (Pre-refunded date 10/01/18)(a)	6.500%	10/01/38	980	1,154,940
California Hlth. Facs. Fing. Auth. Rev., Scripps Hlth., Ser. A	5.000%	11/15/40	1,000	1,104,920
California Hlth. Facs. Fing. Auth. Rev., Scripps Hlth., Ser. A, Rfdg.	5.000%	11/15/36	1,200	1,334,460
California Hlth. Facs. Fing. Auth. Rev., St. Joseph Hlth. Sys., Ser. A	5.750%	07/01/39	1,000	1,147,780
California Hlth. Facs. Fing. Auth. Rev., Stanford Hosp., Ser. A-3, Rfdg.	5.500%	11/15/40	500	589,305
California Hlth. Facs. Fing. Auth. Rev., Sutter Hlth., Ser. D, Rfdg.	5.250%	08/15/31	1,000	1,151,670
California Infrastructure & Econ. Dev. Rev., Bk. Dev. Walt. Dis. Fam. Musm., Walt & Lilly Disney	5.250%	02/01/38	2,000	2,172,560
California Muni. Fin. Auth. Ed. Rev., Amern. Heritage Ed. Foundation Proj., Ser. A	5.250%	06/01/26	1,100	1,111,682
California Poll. Ctrl. Fing. Auth. Wtr. Facs. Rev., Amern. Wtr. Cap. Corp. Proj., 144A	5.250%	08/01/40	1,250	1,325,875
California St.	5.000%	03/01/45	2,000	2,251,300
California St., Unrefunded Balance, GO	5.500%	04/01/30	5	5,021
California St., Var. Purp., GO	5.000%	10/01/29	1,500	1,712,925
California St., Var. Purp., GO	5.000%	09/01/41	5,000	5,563,250
California St., Var. Purp., GO	5.000%	10/01/41	1,250	1,392,525
California St., Var. Purp., GO	5.000%	10/01/44	2,500	2,811,275
California St., Var. Purp., GO	5.250%	04/01/35	1,250	1,430,987
California St., Var. Purp., GO	5.250%	11/01/40	750	875,070
California St., Var. Purp., GO	5.500%	11/01/39	1,000	1,156,130
California St., Var. Purp., GO	5.500%	03/01/40	2,000	2,329,800
California St., Var. Purp., GO	6.000%	03/01/33	2,750	3,332,780
California St., Var. Purp., GO	6.000%	04/01/38	3,000	3,522,570
California St., Var. Purp., GO	6.000%	11/01/39	1,500	1,797,720
California St. Dept. Wtr. Res. Rev., Central Valley Proj., Ser. AE (Pre-refunded date 06/01/18)(a)	5.000%	12/01/29	1,930	2,153,552

California St. Dept. Wtr. Res. Rev., Central Valley Proj., Ser. AE, Unrefunded Balance	5.000%		12/01/29	70	78,198
California St. Dept. Wtr. Res. Rev., Wtr. Sys., Ser. AF (Pre-refunded date 12/01/18)(a)	5.000%		12/01/29	875	992,618
California St. Dept. Wtr. Res. Rev., Wtr. Sys., Ser. AF, Unrefunded Balance	5.000%		12/01/29	625	704,506
California St. Pub. Wks. Brd. Lease Rev., Dept. General Service, Ser. D	5.250%		06/01/28	750	752,940
California St. Pub. Wks. Brd. Lease Rev., Judicial Council Projs., Ser. D	5.000%		12/01/31	1,000	1,126,850
California St. Pub. Wks. Brd. Lease Rev., Var. Cap. Proj., Ser. G-1	5.750%		10/01/30	750	880,463
California St. Pub. Wks. Brd. Lease Rev., Var. Cap. Proj., Sub. Ser. I-1	6.375%		11/01/34	750	903,068
California St. Sch. Fin. Auth. Rev., Alliance Clg.-Ready Pub. Schs., 144A	5.000%		07/01/45	1,000	1,055,930
California St. Univ. Rev., Ser. A, Systemwide	5.000%		11/01/37	1,250	1,375,087
California Statewide Cmntys. Dev. Auth. Rev., 899 Charleston Proj., Ser. A, Rfdg.	5.250%		11/01/44	250	253,795
California Statewide Cmntys. Dev. Auth. Rev., Aspire Pub. Schs., Sch. Fac. Rev.	6.000%		07/01/30	1,000	1,070,350
California Statewide Cmntys. Dev. Auth. Rev., Cottage Hlth.	5.000%		11/01/40	1,000	1,095,700
California Statewide Cmntys. Dev. Auth. Rev., Loma Linda Univ. Medical Center	5.250%		12/01/44	1,000	1,072,680
California Statewide Cmntys. Dev. Auth. Rev., Polytechnic Sch.	5.000%		12/01/34	2,000	2,189,160
California Statewide Cmntys. Dev. Auth. Rev., Presbyterian Homes	7.250%		11/15/41	500	584,690
California Statewide Cmntys. Dev. Auth. Rev., Spl. Tax No. 97-1, CABS	4.330	%(b)	09/01/22	2,395	1,755,152
California Statewide Cmntys. Dev. Auth. Rev., Sutter Hlth., Ser. A	6.000%		08/15/42	2,000	2,375,840
Chula Vista Calif. Indl. Dev. Rev., San Diego Gas-D-Rmkt.	5.875%		01/01/34	1,000	1,167,810
Chula Vista Dev. Agy. Rev., Tax Alloc. Sub. Bayfront, Ser. B, Rfdg.	5.250%		10/01/27	1,540	1,540,862
City of Fresno CA Arpt. Rev., Ser. B, AMT, Rfdg.	5.000%		07/01/23	915	1,046,275
City of La Verne CA, Brethren Hillcrest Homes, COP	5.000%		05/15/36	1,250	1,315,288
Coronado Cmnty. Dev. Agy. Tax Alloc., Dev. Proj., AMBAC	5.000%		09/01/24	2,000	2,023,660
Fontana Special Tax, Cmnty. Facs. Dist. #22 Sierra Hills	5.000%		09/01/34	500	551,760
Foothill-De Anza Cmnty. College Dist., Ser. C, GO	5.000%		08/01/40	1,250	1,392,087
Golden St. Tob. Securitization Corp. Rev., Asset-Bkd., Sr., Ser. A-1	4.500%		06/01/27	3,935	3,810,772
Golden St. Tob. Securitization Corp. Rev., Enhanced Asset Bkd., Ser. A	4.000%		06/01/30	1,235	1,280,411
Golden St. Tob. Securitization Corp. Rev., Enhanced, Asset Bkd., Ser. A, Rfdg.	4.000%		06/01/31	725	744,271
Golden St. Tob. Securitization Corp. Rev., Enhanced, Asset Bkd., Ser. A, Rfdg.	5.000%		06/01/45	1,500	1,639,515
Golden St. Tob. Securitization Corp. Rev., Ser. A, Conv., CABS, AMBAC (Converted to Fixed on 06/01/10)	4.600%		06/01/23	3,000	3,242,220
Golden West Sch. Fing. Auth. Rev., Ser. A., CABS, NATL, Rfdg.	2.810	%(b)	02/01/19	2,110	1,904,591
Guam Gov’t. Ltd. Oblig. Rev., Section 30, Ser. A	5.750%		12/01/34	500	556,205
Guam Gov’t. Wtrwrks. Auth. Rev., Ser. A, Rfdg.	5.000%		07/01/35	500	549,360
Guam Intl. Arpt. Auth. Rev., AMT, Ser. C	6.375%		10/01/43	500	586,565
Inland Vly Dev. Agcy., Ser. A, Rfdg.	5.000%		09/01/44	500	541,980
Jurupa Pub. Fing. Auth., Ser. A, Rfdg.	5.000%		09/01/42	1,250	1,348,837
La Mesa-Spring Valley Sch. Dist., GO, Election of 2002, Ser. B, CABS, NATL	3.220	%(b)	08/01/23	2,000	1,539,880

Lake Elsinore Pub. Fing. Auth., Rfdg.	5.000%		09/01/40	1,000	1,056,930
Lincoln Calif. Pub. Fing. Auth. Rev., Twelve Bridges Sub. Dist., Ser. B	6.000%		09/02/27	1,000	1,156,160
Long Beach Bond Fin. Auth. Natural Gas Purchase Rev., Ser. A	5.000%		11/15/35	2,350	2,620,132
Long Beach Bond Fin. Auth. Natural Gas Purchase Rev., Ser. A	5.250%		11/15/19	580	651,885
Long Beach Bond Fin. Auth. Natural Gas Purchase Rev., Ser. A	5.500%		11/15/30	1,235	1,440,813
Long Beach Bond Fin. Auth. Natural Gas Purchase Rev., Ser. A	5.500%		11/15/32	345	405,278
Long Beach Bond Fin. Auth. Natural Gas Purchase Rev., Ser. A	5.500%		11/15/37	1,290	1,519,788
Long Beach Hbr. Rev., Ser. A, AMT, NATL, Rfdg.	6.000%		05/15/19	3,000	3,502,260
Long Beach Marina Sys. Rev.	5.000%		05/15/45	1,000	1,064,560
Los Angeles Calif. Cmnty. College Dist., Election of 2003, Ser. F-1, GO (Pre-refunded date 08/01/18)(a)	5.000%		08/01/33	3,250	3,643,087
Los Angeles Calif. Cmnty. College Dist., Election of 2008, Ser. A, GO (Pre-refunded date 08/01/19)(a)	6.000%		08/01/33	2,000	2,387,520
Los Angeles Calif. Dept. Arpts. Rev., Ser. A	5.000%		05/15/34	1,000	1,130,570
Los Angeles Calif. Dept. Arpts. Rev., Ser. A, AMT	5.000%		05/15/38	2,500	2,758,550
Los Angeles Calif. Dept. Arpts. Rev., Ser. C, Rfdg.	5.000%		05/15/38	1,000	1,135,130
Los Angeles Cnty. Regional Fing. Auth., Montecedro, Inc. Proj., Ser. A	5.000%		11/15/44	1,250	1,353,387
Los Angeles Dept. of Wtr. & Pwr. Rev., Pwr. Sys., Ser. A	5.000%		07/01/39	1,000	1,108,510
Los Angeles Dept. of Wtr. & Pwr. Sys., Ser. B	5.000%		07/01/34	2,500	2,835,550
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev., Ser. A	5.375%		07/01/38	1,530	1,722,658
M-S-R Energy Auth. Calif., Ser. A	6.500%		11/01/39	1,000	1,312,360
Metro. Wtr. Dist. of Southern Calif. Wtrwks. Rev., Linked, SAVRS, RIBS	5.750%		08/10/18	2,000	2,155,860
Metro. Wtr. Dist. of Southern Calif. Wtrwks. Rev., Unrefunded Balance, Ser. A	5.750%		07/01/21	1,940	2,229,273
Orange Cnty. Trans. Auth. Rev., Express Lane Sr. Lien 91, Rfdg.	5.000%		08/15/29	1,000	1,146,130
Palomar Pomerado Healthcare Dist. Calif., COP	6.000%		11/01/41	1,200	1,276,800
Pittsburg Redev. Agy. Tax Alloc., Los Medanos Cmnty. Dev. Proj., AMBAC, CABS	4.560	%(b)	08/01/26	1,375	830,954
Port of Oakland, AMT, Inter. Lien, Ser. A, NATL, Rfdg.	5.000%		11/01/29	3,000	3,236,490
Port of Oakland, AMT, Ser. O, Rfdg.	5.125%		05/01/30	1,000	1,104,500
Port of Oakland, AMT, Sr. Lien., Ser. P, Rfdg.	5.000%		05/01/33	1,750	1,919,102
Poway Uni. Sch. Dist. Pub. Fing. Auth., Ser. A, Rfdg.	5.000%		09/01/35	1,000	1,068,910
Puerto Rico Comnwlth., Aqueduct & Swr. Auth. Rev., Sr. Lien, Ser. A, Rfdg.	5.750%		07/01/37	390	284,704
Puerto Rico Comnwlth., Aqueduct & Swr. Auth. Rev., Sr. Lien, Ser. A, Rfdg.	6.000%		07/01/47	325	237,250
Puerto Rico Comnwlth., Pub. Impvt., Ser. A, GO, Rfdg.	5.500%		07/01/39	1,000	722,480
Puerto Rico Pub. Bldgs. Auth. Rev., Gtd. Govt. Facs., Ser. P, Rfdg.	6.750%		07/01/36	250	178,445
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev., First Sub., Ser. A	5.375%		08/01/39	750	462,210
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev., First Sub., Ser. A	6.000%		08/01/42	1,100	698,489
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev., Sr. Lien, Ser. C	5.250%		08/01/40	750	530,618
Rancho Cucamonga Redev. Agy. Successor Agy., Rancho Redev. Proj. Area, AGM	5.000%		09/01/32	450	511,718
Redding Elec. Sys. Rev., COP, Linked SAVRS, RIBS, NATL, ETM, Rfdg.(a)	6.368%		07/01/22	70	81,585
Redding Elec. Sys. Rev., COP, Linked SAVRS, RIBS, NATL, ETM, Rfdg.(a)(c)(d)	12.185	%(e)	07/01/22	1,760	2,342,560

Riverside Cnty. Calif. Redev. Agy. Tax. Alloc. Intst. 215 Corridor, Ser. E	6.500%		10/01/40	1,000	1,168,870
Riverside Cnty. Pub. Fing. Auth., Cap. Facs. Proj.	5.250%		11/01/45	1,000	1,112,870
Riverside Cnty. Trans. Commission Rev., Sr. Lien, Ser. A	5.750%		06/01/44	500	567,125
Rocklin Uni. Sch. Dist., Ser. C, GO, CABS, NATL	0.550	%(b)	08/01/16	1,400	1,390,956
Sacramento City Fing. Auth., Ser. B, CABS, NATL	1.760	%(b)	11/01/17	5,695	5,457,860
Sacramento City Fing. Auth., Tax Alloc. Comb. Proj., Ser. B, CABS, NATL	1.220	%(b)	11/01/16	5,700	5,602,188
Sacramento Cnty. Santn. Dist. Fing. Auth. Rev., Var.-Regl., Ser. B, NATL	0.705	%(e)	12/01/35	1,000	895,310
San Buenaventura Calif. Rev., Cmnty. Mem. Hlth. Sys.	7.500%		12/01/41	500	608,965
San Buenaventura Calif. Rev., Cmnty. Mem. Hlth. Sys.	8.000%		12/01/26	500	652,465
San Diego Cmnty. College Dist., Election of 2006, GO	5.000%		08/01/41	1,500	1,671,480
San Diego Cnty. Regl. Arpt. Auth., AMT, Sr. Ser. B	5.000%		07/01/43	3,000	3,246,420
San Diego Pub. Facs. Fing. Auth., Cap. Impt. Projs., Ser. A	5.000%		10/15/44	1,000	1,093,100
San Diego Redev. Agy. Tax Alloc., North Bay Redev.	5.875%		09/01/29	3,000	3,003,930
San Diego Regl. Bldg. Auth., Lease Rev., Cnty. Operations Ctr. & Annex, Ser. A	5.375%		02/01/36	1,000	1,129,280
San Diego Uni. Sch. Dist., Election of 1998, Ser. B, GO, NATL	6.000%		07/01/19	1,000	1,184,360
San Francisco Calif. City & Cnty. Redev. Fing. Auth., Tax Alloc. Mission Bay North Redev., Ser. C	6.500%		08/01/39	1,000	1,154,040
San Francisco City & Cnty. Airports Commission, AMT, Second Ser. A	5.250%		05/01/33	500	563,755
San Francisco City & Cnty. Airports Commission, AMT, Second Ser. A, Rfdg.	5.000%		05/01/31	1,000	1,103,110
San Francisco City & Cnty. Airports Commission, AMT, Second Ser. C, Rfdg.	5.000%		05/01/25	1,555	1,753,760
San Francisco City & Cnty. Airports Commission, AMT, Second Ser. F, Rfdg.	5.000%		05/01/28	1,000	1,108,530
San Francisco City & Cnty. Airports Commission, AMT, Ser. A	5.000%		05/01/44	2,000	2,156,560
San Jose Calif., Library & Park Proj., GO	5.000%		09/01/33	2,200	2,314,026
San Jose Calif. Redev. Agy. Tax Alloc., Merged Area Redev. Proj., Hsg. Set Aside, Ser. A-1, Rfdg.	5.500%		08/01/35	1,000	1,100,280
San Jose Evergreen Cmnty. College Dist. Election of 2004, Ser. B, AGM, CABS, GO	1.100	%(b)	09/01/17	1,000	975,480
San Leandro Cmnty. Facs., Spl. Tax Dist. No. 1	6.500%		09/01/25	2,160	2,164,860
San Mateo Cnty. Calif., Jt. Pwrs. Fing. Auth., Ser. A	5.000%		07/15/33	1,000	1,101,060
Santa Margarita Wtr. Dist. Spl. Tax, Cmnty. Facs. Dist. No. 2013-1	5.625%		09/01/36	325	363,415
Santa Maria Joint Union H.S. Dist., Election of 2004, CABS, GO, NATL	3.900	%(b)	08/01/29	1,250	723,063
Santa Monica Cmnty. College Dist. Election of 2002, Ser. A, GO, NATL, CABS	3.430	%(b)	08/01/28	1,055	674,061
South Bayside Wste. Mgmt. Auth. Calif., Solid Waste Enterprise Shoreway Environmental, Ser. A	6.000%		09/01/36	500	577,645
Southern California Pub. Pwr. Auth. Rev., Palo Verde Proj., Ser. C, AMBAC, ETM, CABS, Rfdg.(a)	1.370	%(b)	07/01/16	7,700	7,586,425
Stockton Pub. Fing. Auth. Rev., Delta Wtr. Sply. Proj., Ser. A, Rmkt.	6.250%		10/01/40	700	836,465
Tob. Securitization Auth. Northn. Calif. Rev., Asset-Bkd. Tob. Settlement, Ser. A	4.750%		06/01/23	2,790	2,772,758
Torrance Hosp. Rev., Torrance Mem. Med. Ctr., Ser. A	6.000%		06/01/22	2,000	2,034,500
Tuolumne Wind Proj. Auth. Calif. Rev., Tuolumne Co. Proj., Ser. A	5.625%		01/01/29	1,000	1,143,590
University of Calif. Rev., Ser. I, Rfdg.	5.000%		05/15/40	1,000	1,136,940
University of Calif. Rev. Gen., Ser. O	5.750%		05/15/34	1,250	1,471,100
Ventura Cnty. Cmnty. College, GO, Ser. C (Pre-refunded 08/01/18)(a)	5.500%		08/01/33	2,000	2,278,360

Virgin Islands Pub. Fin. Auth. Rev., Matching Fd. Ln., Diago, Ser. A	6.750%	10/01/37	250	283,345
Virgin Islands Pub. Fin. Auth. Rev., Ser. A	5.000%	10/01/34	1,000	1,084,540
Walnut Energy Center Auth. Rev., Rfdg.	5.000%	01/01/34	1,000	1,136,730

TOTAL INVESTMENTS — 99.2% (cost $205,039,369)(f)				221,933,770
Other assets in excess of liabilities — 0.8%				1,753,354

NET ASSETS — 100.0%				$223,687,124

The following abbreviations are used in the portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax
CABS	Capital Appreciation Bonds
COP	Certificates of Participation
ETM	Escrowed to Maturity
GO	General Obligation
NATL	National Public Finance Guaranty Corp.
RIBS	Residual Interest Bonds
SAVRS	Select Auction Variable Rate Securities

#	Principal amount is shown in U.S. dollars unless otherwise stated.
(a)	All or partial escrowed to maturity and pre-refunded issues are secured by escrowed cash and/or U.S. guaranteed obligations.
(b)	Represents zero coupon bond. Rate quoted represents effective yield at May 31, 2015.
(c)	Indicates a security that has been deemed illiquid.
(d)	Inverse floating rate bond. The coupon is inversely indexed to a floating interest rate. The rate shown is the rate at May 31, 2015.
(e)	Variable rate instrument. The interest rate shown reflects the rate in effect at May 31, 2015.
(f)	The United States federal income tax basis of investments and net unrealized appreciation were as follows:

Tax Basis	$204,426,722

Appreciation	19,199,510
Depreciation	(1,692,462)

Net Unrealized Appreciation	$17,507,048

The book basis may differ from tax basis due to certain tax-related adjustments.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of May 31, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Municipal Bonds	$—	$221,933,770	$—

Total	$—	$221,933,770	$—

Notes to the Schedule of Investments (Unaudited)

Securities Valuation: The Fund holds securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Trustees (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to Prudential Investments LLC (“PI” or “Manager”). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly-scheduled quarterly meeting.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following the Schedule of Investments.

Common and preferred stocks, exchange-traded funds, and derivative instruments such as futures or options that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy.

In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy, as the inputs are observable.

Common and preferred stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy, as the adjustment factors are observable. Such securities are valued using model prices to the extent that the valuation meets the established confidence level for each security. If the confidence level is not met or the vendor does not provide a model price, securities are valued in accordance with exchange-traded common and preferred stocks discussed above.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the over-the-counter market are generally valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices after evaluating observable inputs including, but not limited to yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations, and reported trades. Securities valued using such vendor prices are classified as Level 2 in the fair value hierarchy.

Over-the-counter derivative instruments are generally valued using pricing vendor services, which derive the valuation based on inputs such as underlying asset prices, indices, spreads, interest rates, and exchange rates. These instruments are categorized as Level 2 in the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. These securities are classified as Level 2 in the fair value hierarchy, as the daily settlement price is not public.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

The Fund may invest up to 15% of its net assets in illiquid securities, including those that which are restricted as to disposition under securities law (“restricted securities”). Restricted securities, sometimes referred to as private placements, are valued pursuant to the valuation procedures noted above.

The Fund invests in variable rate securities including “inverse floaters.” The interest rates on inverse floaters have an inverse relationship to the interest rate of other securities or the value of an index. Changes in interest rates on the other security or value of index inversely affect the rate paid on the inverse floater, and the inverse floater’s price will be more volatile than that of a fixed-rate bond. Additionally, some of these securities contain a “leverage factor” whereby the interest rate moves inversely by a “factor” to the benchmark rate. Certain interest rate movements and other market factors can substantially affect the liquidity of inverse floating rate notes.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2.	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Prudential Investment Portfolios 6

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date July 20, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date July 20, 2015

By (Signature and Title)*	/s/ M. Sadiq Peshimam
M. Sadiq Peshimam
Treasurer and Principal Financial Officer

Date July 20, 2015

*	Print the name and title of each signing officer under his or her signature.